Other information	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Other information

29. Other information

COVID-19

The COVID-19 global pandemic and measures to prevent its spread, including restrictions on travel, imposition of quarantines and prolonged closures of workplaces and other businesses, including hospitality, leisure and entertainment outlets, and the related cancellation of events, has impacted our business in a number of ways including as a result of the impact of reduced global economic activity which resulted in lower demand for some of our customers’ products and, therefore, certain of the products we manufacture.

During the year ended December 31, 2020 our Glass business, in particular, was affected, and experienced reductions in customer demand and therefore revenue as a direct consequence of the various global lockdowns and the related impact to “on-premise” sales. The impact was particularly evident in the second quarter of the year. Gradual relaxation of governmental measures to prevent the spread of the virus, in the second half of the year ended December 31, 2020 resulted in a sequential improvement in customer demand for our Glass packaging products.

COVID-19 may continue to have an adverse affect on our business and operations, including potential disruptions to our supply chain and workforce.  Although our production has not been significantly impacted to date, our plants may be required to curtail or cease production in order to respond to any future measures which may arise in order to prevent the spread of COVID-19.  In addition, the pandemic may in the future impact on capital markets which could impact our cost of borrowing. During the year ended December 31, 2020, incremental COVID-19 related costs, including safety and cleaning costs, were incurred throughout the Group.

The ultimate significance of the disruptions arising as a result of COVID-19, including the extent of their adverse impact on our financial and operational results, will be determined by the duration of the ongoing pandemic, its severity in the markets that we serve and the nature and efficacy of government and other regulatory responses, protective measures and vaccination programs and the related impact on macroeconomic activity and consumer behavior.

Our response to the COVID-19 pandemic across our business operations can be summarized as follows, in addition to our assessment of Going Concern and availability liquidity as outlined in Note 2 and Note 19, respectively:

Business Continuity

We are a leading supplier of consumer packaging solutions, comprising metal beverage cans and glass containers, primarily for the beverage and food end markets in Europe, North America and Brazil. In the markets we operate in, Ardagh is an essential provider of packaging to the beverage and food supply chain. Our people are deemed “Essential Critical Infrastructure Workers” under the guidance of the U.S. Department of Homeland Security, as are our customers. Where other governments issued guidance, we received equivalent designations in all other countries where we operate. We have and will continue to manage our capacity in response to the evolution of demand for the products we manufacture.

Employee health and safety

The health and safety of our 16,400 employees and their families and communities, as well as our contractors, suppliers and customers has been our highest priority since the outbreak of COVID-19. We established a Group-wide task force to ensure an effective and consistent response across our business. Regular updates have been issued and a dedicated intranet site established to facilitate effective communication of recommendations, policies and procedures. Communication with all stakeholders has been a core element in our response. Measures continue to evolve in line with best practice and with recommendations by national health authorities and the World Health Organization. Initiatives introduced to date have included: enhanced hygiene procedures in all locations, including temperature screening and increased cleaning in our production facilities; increased investment in personal protective equipment; adapting work practices and routines to ensure social distancing; establishing procedures for self-isolation; travel advisories including restrictions on all non-essential travel, prior to broader restrictions on any travel; restrictions on visitors to our production facilities or by our employees to external facilities; actively encouraging and ultimately requiring remote working for non-operational personnel, and enhancing our IT capability to facilitate increased remote working.